Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Initial value of ROU asset recognised as at July 1, 2019		$ 336,090
Less: lease incentives		$ (12,215)
Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	$ 0
Depreciation for the year ended June 30, 2020	(126,712)
Foreign exchange differences	4,052
Carrying value of ROU asset as at June 30, 2020	201,215
ROU asset recognised under AASB 16
Statement [line items]
Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	$ 323,875